Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
Financial instruments subject to enforceable master netting arrangements or similar agreements

	As at October 31, 2024
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)

(Millions of Canadian dollars)	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$495,881	$145,078	$350,803	$112	$349,044	$1,647	$–	$350,803
Derivative assets	145,420	1,568	143,852	105,433	16,806	21,613	6,760	150,612
Other financial assets	2,940	527	2,413	58	288	2,067	–	2,413
	$644,241	$147,173	$497,068	$105,603	$366,138	$25,327	$6,760	$503,828
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$450,399	$145,078	$305,321	$112	$302,779	$2,430	$–	$305,321
Derivative liabilities	151,564	1,568	149,996	105,433	17,727	26,836	13,767	163,763
Other financial liabilities	1,941	527	1,414	58	–	1,356	–	1,414
	$603,904	$147,173	$456,731	$105,603	$320,506	$30,622	$13,767	$470,498

	As at October 31, 2023
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)

(Millions of Canadian dollars)	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$436,617	$96,676	$339,941	$201	$336,112	$3,628	$250	$340,191
Derivative assets	138,318	1,544	136,774	89,889	22,310	24,575	5,676	142,450
Other financial assets	3,306	443	2,863	19	421	2,423	–	2,863
	$578,241	$98,663	$479,578	$90,109	$358,843	$30,626	$5,926	$485,504
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$427,330	$96,676	$330,654	$201	$325,674	$4,779	$4,584	$335,238
Derivative liabilities	132,770	1,544	131,226	89,889	17,340	23,997	11,403	142,629
Other financial liabilities	1,475	443	1,032	19	–	1,013	–	1,032
	$561,575	$98,663	$462,912	$90,109	$343,014	$29,789	$15,987	$478,899

(1)	Financial collateral is reflected at fair value. The financial instrument amounts and financial collateral disclosed are limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)
Includes cash collateral of $14 billion (October 31, 2023 – $
17
billion) and non-cash collateral of $352 billion (October 31, 2023 – $
342 billion) received for financial assets and cash collateral of $14 billion (October 31, 2023 – $15 billion) and non-cash collateral of $307 billion (October 31, 2023 – $
328 billion) pledged for financial liabilities.

Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
Financial instruments subject to enforceable master netting arrangements or similar agreements

	As at October 31, 2024
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)

(Millions of Canadian dollars)	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$495,881	$145,078	$350,803	$112	$349,044	$1,647	$–	$350,803
Derivative assets	145,420	1,568	143,852	105,433	16,806	21,613	6,760	150,612
Other financial assets	2,940	527	2,413	58	288	2,067	–	2,413
	$644,241	$147,173	$497,068	$105,603	$366,138	$25,327	$6,760	$503,828
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$450,399	$145,078	$305,321	$112	$302,779	$2,430	$–	$305,321
Derivative liabilities	151,564	1,568	149,996	105,433	17,727	26,836	13,767	163,763
Other financial liabilities	1,941	527	1,414	58	–	1,356	–	1,414
	$603,904	$147,173	$456,731	$105,603	$320,506	$30,622	$13,767	$470,498

	As at October 31, 2023
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)

(Millions of Canadian dollars)	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$436,617	$96,676	$339,941	$201	$336,112	$3,628	$250	$340,191
Derivative assets	138,318	1,544	136,774	89,889	22,310	24,575	5,676	142,450
Other financial assets	3,306	443	2,863	19	421	2,423	–	2,863
	$578,241	$98,663	$479,578	$90,109	$358,843	$30,626	$5,926	$485,504
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$427,330	$96,676	$330,654	$201	$325,674	$4,779	$4,584	$335,238
Derivative liabilities	132,770	1,544	131,226	89,889	17,340	23,997	11,403	142,629
Other financial liabilities	1,475	443	1,032	19	–	1,013	–	1,032
	$561,575	$98,663	$462,912	$90,109	$343,014	$29,789	$15,987	$478,899

(1)	Financial collateral is reflected at fair value. The financial instrument amounts and financial collateral disclosed are limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)
Includes cash collateral of $14 billion (October 31, 2023 – $
17
billion) and non-cash collateral of $352 billion (October 31, 2023 – $
342 billion) received for financial assets and cash collateral of $14 billion (October 31, 2023 – $15 billion) and non-cash collateral of $307 billion (October 31, 2023 – $
328 billion) pledged for financial liabilities.